Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Advisor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	4.54%	(1.97%)	(6.49%)	0.07%
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	7.46%	8.36%	(9.00%)	11.42%
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	4.36%	(2.34%)	(6.60%)	(0.22%)	11.02%	4.15%	(4.18%)	2.77%	(3.21%)
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.29%	8.04%	(9.24%)	11.06%	18.02%	20.29%	3.72%	17.06%